Transactions With Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended									12 Months Ended
	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2011 Related Party MID Member [Member]	Dec. 31, 2010 Related Party MID Member [Member]	Dec. 31, 2012 Honorary Chairman [Member]	Dec. 31, 2011 Honorary Chairman [Member]	Dec. 31, 2010 Honorary Chairman [Member]	Dec. 31, 2012 Trust for Benefit of Employees [Member]	Dec. 31, 2011 Trust for Benefit of Employees [Member]	Dec. 31, 2010 Trust for Benefit of Employees [Member]	Dec. 31, 2012 Related Party Companies Controlled By Stronach Group [Member] Person	Dec. 31, 2011 Related Party Companies Controlled By Stronach Group [Member]
Related Party Transaction [Line Items]
Percentage of Company acquired		27.00%
Cash consideration paid	$ 652	$ 75	$ 120	$ 106
Number of trustees and members of the class of potential beneficiaries														3
Related party expense						166	172	47	38	41
Sales to companies controlled by the Stronach Group														12	36
Services to companies controlled by the Stronach Group														5	7
Proceeds from sale of building					43
Amount borrowed from company to purchase common shares maximum											18	35	31
Amount included in accounts receivable											$ 17	$ 17